Accumulated Other Comprehensive Loss, Net of Tax (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
		Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of analysis of other comprehensive income by item [line items]
Accumulated other comprehensive income, beginning balance			$ (24.7)
Foreign currency translation adjustments			0.7	$ 0.0	$ (1.7)
Net gain (loss) on cash flow hedges			27.9	(2.2)	(39.2)
Reclassification of net loss (gain) on cash flow hedges to operations			(10.6)	10.3	33.1
Actuarial gains (losses) on pension and non-pension post-employment benefit plans (note 19)			(1.2)	17.1	(7.0)
Reclassification of actuarial losses (gains) to deficit			1.2	(17.1)	7.0
Settlement loss (note 19)			(17.0)	0.0	0.0
Reclassification of settlement loss to deficit (note 19)			17.0	0.0	0.0
Accumulated other comprehensive income, ending balance			(6.7)	(24.7)
Income tax expense (recovery) relating to net loss on cash flow hedges			2.8	(1.2)	(2.8)
Income tax expense (recovery) relating to reclassification of net loss on cash flow hedges to operations			(0.3)	1.1	2.9
Income tax expense (recovery) relating to cash flow hedges			1.2	(1.3)	(1.2)
Foreign currency
Disclosure of analysis of other comprehensive income by item [line items]
Accumulated other comprehensive income, beginning balance			(15.2)	(15.2)	(13.5)
Accumulated other comprehensive income, ending balance			(14.5)	(15.2)	(15.2)
Cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Accumulated other comprehensive income, beginning balance			(9.5)	(17.6)	(11.5)
Accumulated other comprehensive income, ending balance			7.8	(9.5)	(17.6)
Pension and non-pension post-employment benefit plans
Disclosure of analysis of other comprehensive income by item [line items]
Accumulated other comprehensive income, beginning balance			0.0	0.0
Actuarial gains (losses) on pension and non-pension post-employment benefit plans (note 19)		$ (17.0)
Accumulated other comprehensive income, ending balance			0.0	0.0	0.0
Accumulated other comprehensive loss
Disclosure of analysis of other comprehensive income by item [line items]
Accumulated other comprehensive income, beginning balance			(24.7)	(32.8)
Foreign currency translation adjustments	[1]		0.7		(1.7)
Accumulated other comprehensive income, ending balance			$ (6.7)	$ (24.7)	$ (32.8)

[1]	Accumulated other comprehensive income (loss) is net of tax. See note 14.